CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Common stock, Par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, Shares authorized	5,000,000,000	5,000,000,000	5,000,000,000
Common stock, Shares issued	96,742,753	58,785,924	33,075,711
Common stock, Shares outstanding	96,742,753	58,785,924	33,075,711
Preferred stock, Par value		$ 0.0001	$ 0.0001
Preferred stock, Shares authorized		39,995,000	39,998,500
Class B convertible preferred stock [Member]
Preferred stock, Par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, Shares authorized	1,500	1,500	1,500
Preferred stock, Shares Issued	0	48	408
Preferred stock, Shares outstanding	0	48	408
Class A Convertible Preferred Stock [Member]
Preferred stock, Par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, Shares authorized	80,000,000	60,000,000	60,000,000
Preferred stock, Shares Issued	76,108,617	56,353,015	60,000,000
Preferred stock, Shares outstanding	76,108,617	56,353,015	60,000,000
Class C convertible preferred stock [Member]
Preferred stock, Par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, Shares authorized	1,500	1,500	0
Preferred stock, Shares Issued	19	760	0
Preferred stock, Shares outstanding	19	760	0
Class D convertible preferred stock [Member]
Preferred stock, Par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, Shares authorized	2,000	2,000	0
Preferred stock, Shares Issued	2,000	2,000	0
Preferred stock, Shares outstanding	2,000	2,000	0
Class E Convertible Preferred Stock [Member]
Preferred stock, Par value	$ 0.0001	$ 0.0001
Preferred stock, Shares authorized	1,550	1,550
Preferred stock, Shares Issued	1,550	0
Preferred stock, Shares outstanding	1,550	0
Undesignated Preferred Stock [Member]
Preferred stock, Par value	$ 0.0001	$ 0.0001
Preferred stock, Shares authorized	19,995,000	19,995,000